Eaton Vance

Focused Value Opportunities Fund

November 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 4.8%
Hexcel Corp.	55,431	$4,413,971
Huntington Ingalls Industries, Inc.	18,747	4,718,057

		$9,132,028

Banks — 9.3%
Bank of America Corp.	239,226	$7,971,010
KeyCorp	239,092	4,635,994
PNC Financial Services Group, Inc. (The)	33,303	5,102,353

		$17,709,357

Beverages — 2.2%
Constellation Brands, Inc., Class A	22,244	$4,138,719

		$4,138,719

Biotechnology — 2.5%
Gilead Sciences, Inc.	70,649	$4,750,439

		$4,750,439

Building Products — 1.6%
A.O. Smith Corp.	62,759	$3,037,536

		$3,037,536

Capital Markets — 5.7%
Goldman Sachs Group, Inc. (The)	26,021	$5,759,749
Raymond James Financial, Inc.	57,637	5,176,955

		$10,936,704

Chemicals — 1.9%
DuPont de Nemours, Inc.	55,960	$3,626,768

		$3,626,768

Consumer Finance — 2.4%
American Express Co.	39,032	$4,688,524

		$4,688,524

Containers & Packaging — 1.7%
Packaging Corp. of America	29,378	$3,287,398

		$3,287,398

Diversified Telecommunication Services — 3.8%
Verizon Communications, Inc.	120,451	$7,255,968

		$7,255,968

Security	Shares	Value
Electric Utilities — 5.7%
Edison International	69,809	$4,823,802
NextEra Energy, Inc.	26,020	6,083,996

		$10,907,798

Energy Equipment & Services — 1.9%
Schlumberger, Ltd.	102,359	$3,705,396

		$3,705,396

Entertainment — 4.0%
Walt Disney Co. (The)	50,223	$7,612,802

		$7,612,802

Equity Real Estate Investment Trusts (REITs) — 4.8%
AvalonBay Communities, Inc.	21,643	$4,640,476
CubeSmart	147,712	4,555,438

		$9,195,914

Food Products — 2.5%
Mondelez International, Inc., Class A	91,912	$4,829,056

		$4,829,056

Health Care Equipment & Supplies — 4.5%
Abbott Laboratories	55,681	$4,757,941
Baxter International, Inc.	46,866	3,841,606

		$8,599,547

Hotels, Restaurants & Leisure — 2.3%
Marriott International, Inc., Class A	31,756	$4,457,272

		$4,457,272

Household Products — 1.9%
Procter & Gamble Co. (The)	30,369	$3,706,840

		$3,706,840

Insurance — 5.1%
American International Group, Inc.	90,541	$4,767,889
Progressive Corp. (The)	68,075	4,972,879

		$9,740,768

IT Services — 4.4%
Cognizant Technology Solutions Corp., Class A	66,312	$4,251,262
Fidelity National Information Services, Inc.	30,778	4,251,981

		$8,503,243

Machinery — 2.2%
Gardner Denver Holdings, Inc.(1)	125,894	$4,264,030

		$4,264,030

Media — 2.2%
Fox Corp., Class A	115,556	$4,132,282

		$4,132,282

Security	Shares	Value
Metals & Mining — 2.3%
Steel Dynamics, Inc.	128,286	$4,327,087

		$4,327,087

Oil, Gas & Consumable Fuels — 6.8%
ConocoPhillips	87,576	$5,249,306
EOG Resources, Inc.	59,597	4,225,427
Phillips 66	30,357	3,482,555

		$12,957,288

Pharmaceuticals — 7.5%
Bristol-Myers Squibb Co.	101,286	$5,767,225
GlaxoSmithKline PLC ADR	87,157	3,963,900
Sanofi	50,223	4,681,299

		$14,412,424

Specialty Retail — 4.2%
Best Buy Co., Inc.	57,638	$4,647,928
Lowe’s Cos., Inc.	29,426	3,451,964

		$8,099,892

Tobacco — 1.5%
Altria Group, Inc.	58,057	$2,885,433

		$2,885,433

Total Common Stocks (identified cost $174,780,953)		$190,900,513

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.82%(2)	418,569	$418,569

Total Short-Term Investments (identified cost $418,569)		$418,569

Total Investments — 99.9% (identified cost $175,199,522)		$191,319,082

Other Assets, Less Liabilities — 0.1%		$122,978

Net Assets — 100.0%		$191,442,060

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2019.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at November 30, 2019.

At November 30, 2019, the value of the Fund’s investment in affiliated funds was $418,569, which represents 0.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.82%	$36,809	$44,480,746	$(44,098,966)	$(16)	$(4)	$418,569	$10,880	418,569

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$19,001,052	$—		$—	$19,001,052
Consumer Discretionary	12,557,164	—		—	12,557,164
Consumer Staples	15,560,048	—		—	15,560,048
Energy	16,662,684	—		—	16,662,684
Financials	43,075,353	—		—	43,075,353
Health Care	23,081,111	4,681,299		—	27,762,410
Industrials	16,433,594	—		—	16,433,594
Information Technology	8,503,243	—		—	8,503,243
Materials	11,241,253	—		—	11,241,253
Real Estate	9,195,914	—		—	9,195,914
Utilities	10,907,798	—		—	10,907,798
Total Common Stocks	$186,219,214	$4,681,299	*	$—	$190,900,513
Short-Term Investments	$—	$418,569		$—	$418,569
Total Investments	$186,219,214	$5,099,868		$—	$191,319,082

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4